Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of financial risk management [line items]
Change in value of hedged item used as basis for recognising hedge ineffectiveness	$ 6	$ 0
Funds held in foreign countries where repatriation is restricted	47	86
Interest expense on borrowings	$ 92	$ 109	$ 102
Cash flow leverage ratio	2.07	2.98		2.07	2.98
Ratio between the hedged item and the hedging instrument	1			1
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps	$ 0	$ 5
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount	(4)	$ (67)
Senior Unsecured Long-term Credit [Member]
Disclosure of financial risk management [line items]
Interest expense on borrowings	$ 29
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 500	€ 500
Currency swaps transaction percentage	2.125%	2.125%		2.125%	2.125%
EUR500m 1.625% bonds 2024 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €				€ 500	€ 500
Currency swaps transaction percentage	1.625%	1.625%		1.625%	1.625%
Revolving Credit Facility [Member]
Disclosure of financial risk management [line items]
Currency swaps transaction percentage	0.60%			0.60%
Interest rate risk [member]
Disclosure of financial risk management [line items]
Interest rate on deposits	1.00%			1.00%
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings	The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months.
Fixed Interest rate borrowings	100.00%	100.00%		100.00%	100.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted	$ 24	$ 77
Number of financial covenants	two